Supplement Dated September 25, 2017
To The Prospectuses Dated April 29, 2013 For

CURIANGARDSM SIMPLIFIED RETIREMENT ANNUITY

Issued by JACKSON NATIONAL LIFE INSURANCE COMPANY®
Through JACKSON NATIONAL SEPARATE ACCOUNT - I

CURIANGARDSM SIMPLIFIED RETIREMENT ANNUITY, and PERSPECTIVE FIXED AND VARIABLE ANNUITY®

Issued by JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT I

NOTICE TO CUSTOMERS

Effective September 25, 2017, the number of transfers among the Investment Divisions and Fixed Account that can be made in a Contract Year without incurring a transfer charge is changed from 15 to 25.

If you have any questions regarding a Jackson variable annuity, please contact us at our Annuity Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068, 1-800-644-4565; for a Jackson of NY variable annuity, please contact us at our Jackson of NY Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068, 1-800-599-5651; www.jackson.com.
Please read this supplement carefully and retain it for future reference.

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(To be used with VC6016GW 04/13, NV6016GW 04/13, NV3174GW 04/13, and NV3174CEGW 04/13)

CMV19418 09/17